Capital and reserves	12 Months Ended
Dec. 31, 2025
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Capital and reserves

24. Capital and reserves

A.	Share capital

Details of share capital as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In Korean won and number of shares)
Number of authorized shares		1,000,000,000	1,000,000,000
Value per share	₩	500	500
Number of shares issued		52,815,475	52,294,475
Common shares	₩	26,407,737,500	26,147,237,500

Holders of these shares are entitled to dividends as declared from time to time and are entitled to one vote per share at the general meetings of the Company.

B.	Other components of equity

i.	Details of other components of equity, net of taxes, as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Other reserves	₩
Employee share options		724,661	724,661
Treasury shares		(1,414,953)	(1,451,864)
Subtotal		(690,292)	(727,203)
Other comprehensive income
Remeasurements of defined benefit liability		125,654	73,533
Subtotal		125,654	73,533
Total	₩	(564,638)	(653,670)

ii.	Changes in other components of equity for the years ended December 31, 2025 and 2024 are as follows:

		Remeasurements of defined benefit liability	Employee share options	Treasury shares	Total
		(In thousands of Korean won)
Balance as of January 1, 2024	₩	201,386	3,149,428	(1,808,647)	1,542,167
Changes, net of taxes		(127,853)	(2,424,767)	356,783	(2,195,837)
Balance as of December 31, 2024	₩	73,533	724,661	(1,451,864)	(653,670)
Changes, net of taxes		52,121	-	36,911	89,032
Balance as of December 31, 2025	₩	125,654	724,661	(1,414,953)	(564,638)

iii.	Details of treasury shares for the years ended December 31, 2025 and 2024 are as follows:

		2025		2024
		Number of shares	Carrying amount	Number of shares	Carrying amount
		(In thousands of Korean won)
Beginning balance	₩	3,933,400	1,451,864	4,900,000	1,808,647
Disposal (*)		100,000	36,911	966,600	356,783
Ending balance	₩	3,833,400	1,414,953	3,933,400	1,451,864

(*)	The Company disposed of treasury shares at per-share prices ranging from Korean won 2,000 to Korean won 5,000.